Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2021
Temporary Equity [Abstract]
Redeemable Convertible Preferred Stock	Redeemable Convertible Preferred Stock On June 9, 2021, upon the closing of the Business Combination (as defined in Note 1 and further described in Note 3), all of the outstanding redeemable convertible preferred stock was converted to New Nautilus Common Stock pursuant to the Exchange Ratio effective immediately prior to the Business Combination and the remaining amount was reclassified to additional paid-in capital. As of December 31, 2021 the Company had no issued and outstanding Preferred Stock shares.